UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

	January 1, 2020	to	December 31, 2020

Hyundai Capital America1

(Exact name of securitizer as specified on its charter)

Date of Report (Date of earliest event reported)	February 10, 2021

Commission File Number of securitizer:	025-00518

Central Index Key Number of securitizer:	0001541028

Weni Gieseking, (949) 732-2974
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable:

Name and telephone number, including area code, of the person to contact in connection with this filing.

1 Hyundai Capital America, as securitizer, is filing this Form ABS-15G in respect of all of the asset-backed securities outstanding during the reporting period in the auto loan, auto lease and floorplan finance asset classes, including where Hyundai ABS Funding, LLC is the depositor and registrant (Central Index Key Number 0001260125), Hyundai HK Lease, LLC is the depositor (Central Index Key Number 0001662983) and Hyundai Cha Funding, LLC is the transferor.

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Hyundai Capital America has indicated by check mark that there is no activity to report for the calendar year ended December 31, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 10, 2021

HYUNDAI CAPITAL AMERICA
(Securitizer)

By:	/s/ Charley Changmin Yoon
Name: Charley Changmin Yoon
Title: Treasurer and senior officer in charge of securitization